Expense Example {- Fidelity Tactical Bond Fund} - NF_08.31 Fidelity Tactical Bond Fund Retail PRO-01 - Fidelity Tactical Bond Fund - Fidelity Tactical Bond Fund	Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	$ 311